35. FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
FINANCIAL ASSETS
Loans and receivables		$ 210.2	$ 246.4
Financial assets at fair value through profit/loss	[1]	0.0	0.0
Subtotal		210.2	246.4
Total		210.2	246.4
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		792.2	712.8
Financial liabilities at fair value through profit/loss	[1]	0.0	0.0
Subtotal		792.2	712.8
Total		792.2	712.8
Trade payables
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		97.1	91.3
Financial liabilities at fair value through profit/loss	[1]	0.0	0.0
Subtotal		97.1	91.3
Non-financial liabilities	[2]	0.0	0.0
Total		97.1	91.3
Financial debt short-term
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		80.7	1.5
Financial liabilities at fair value through profit/loss	[1]	0.0	0.0
Subtotal		80.7	1.5
Non-financial liabilities	[2]	0.0	0.0
Total		80.7	1.5
Other liabilities
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		94.0	143.7
Financial liabilities at fair value through profit/loss	[1]	0.0	0.0
Subtotal		94.0	143.7
Non-financial liabilities	[2]	38.1	24.2
Total		132.1	167.9
Financial debt long-term
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		520.4	475.2
Financial liabilities at fair value through profit/loss	[1]	0.0	0.0
Subtotal		520.4	475.2
Non-financial liabilities	[2]	0.0	0.0
Total		520.4	475.2
Other non-current liabilities
FINANCIAL LIABILITIES
Financial liabilities at amortized cost		0.0	1.1
Financial liabilities at fair value through profit/loss	[1]	0.0	0.0
Subtotal		0.0	1.1
Non-financial liabilities	[2]	0.0	0.0
Total		0.0	1.1
Cash and cash equivalents
FINANCIAL ASSETS
Loans and receivables		137.4	187.6
Financial assets at fair value through profit/loss	[1]	0.0	0.0
Subtotal		137.4	187.6
Non-financial assets	[2]	0.0	0.0
Total		137.4	187.6
Trade receivables
FINANCIAL ASSETS
Loans and receivables		4.6	8.2
Financial assets at fair value through profit/loss	[1]	0.0	0.0
Subtotal		4.6	8.2
Non-financial assets	[2]	0.0	0.0
Total		4.6	8.2
Other accounts receivable
FINANCIAL ASSETS
Loans and receivables		43.3	26.2
Financial assets at fair value through profit/loss	[1]	0.0	0.0
Subtotal		43.3	26.2
Non-financial assets	[2]	16.1	21.1
Total		59.4	47.3
Other non-current assets
FINANCIAL ASSETS
Loans and receivables		24.9	24.4
Financial assets at fair value through profit/loss	[1]	0.0	0.0
Subtotal		24.9	24.4
Non-financial assets	[2]	0.0	6.7
Total		$ 24.9	$ 31.1

[1]	Financial assets and financial liabilities at fair value through profit and loss
[2]	Non-financial assets or non-financial liabilities comprise prepaid expenses and deferred income, which will not generate a cash outflow or inflow as well as other tax positions